Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	$ (234)	$ 305
Actuarial gains (losses) arising from changes in demographic assumptions	2	(1)
Actuarial gains (losses) arising from changes in financial assumptions	200	(297)
Actuarial gains (losses) arising from experience adjustments	(13)	21
Foreign exchange rate movement	(3)	2
Components of defined benefit costs recognized in Other comprehensive income (loss)	(48)	30
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	(234)	305
Actuarial gains (losses) arising from changes in demographic assumptions	2	(3)
Actuarial gains (losses) arising from changes in financial assumptions	187	(278)
Actuarial gains (losses) arising from experience adjustments	(20)	3
Foreign exchange rate movement	(3)	0
Components of defined benefit costs recognized in Other comprehensive income (loss)	(68)	27
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	0	2
Actuarial gains (losses) arising from changes in financial assumptions	13	(19)
Actuarial gains (losses) arising from experience adjustments	7	18
Foreign exchange rate movement	0	2
Components of defined benefit costs recognized in Other comprehensive income (loss)	$ 20	$ 3